Inventories Related to Real Estate Business - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 TWD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business expected to be recovered longer than twelve months	$ 5,412,114	$ 195,102			$ 13,471,645
Land Held For Construction [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business expected to be recovered longer than twelve months			$ 9,722,579	$ 350,490